Employee Beenfit Plans (Stock options outstanding and exerciseable by price) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	May 29, 2008	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				6,000,000		11,000,000	16,000,000	8,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,913,072	2,924,738	3,012,656		2,666,901
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	9,358,740	8,967,074	20,632,021		21,826,954
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.15	$ 16.27	$ 13.79		$ 13.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,180,504	8,147,381	18,704,618		16,241,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,712,416	769,693	25,000
Exercise price range one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,294,704
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 7.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,294,704
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	2 years 9 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 7.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	33
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,891,704
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 13.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,891,704
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	1 year 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 13.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	36
Exercise price range three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	696,083
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 6 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 14.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	696,083
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	2 years 6 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 14.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	13
Exercise price range four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	76,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 5 months 27 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 17.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	68,333
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	2 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 18.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	1
Exercise price range five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	34,793
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 5 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 20.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	34,793
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	2 years 5 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 20.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0
Exercise price range six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	709,123
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 22.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	251,637
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 22.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	3
Exercise price range seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	4,655,666
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 27.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	943,250
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	11 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 23.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 8